Description of the Plan (Details) - EBP 010		12 Months Ended
	Jan. 01, 2018 item	Dec. 31, 2025 USD ($)	Dec. 31, 2017 item
Description of the Plan
Percentage of participant eligible compensation		5.00%
Per dollar rate of salary deferrals made on behalf of salaried employees		$ 0.9
Per dollar rate of salary deferrals made on behalf of hourly employees		$ 1
Employee contribution automatic increase per year (as a percent)		1.00%
Maximum automatic enrollment contribution (as a percent)		10.00%
Rollover from other eligible retirement plans		$ 120,400,000
Employer contributions vesting period		3 years
Threshold participant age for withdrawal		59 years 6 months
Number of notes receivable eligible for take out per year | item			1
Threshold number of notes receivable outstanding | item	2		4
Minimum
Description of the Plan
Notes receivable term	1 year
Maximum
Description of the Plan
Notes receivable term	5 years
Term of notes receivable related to purchase of a primary residence	10 years